Risk Management and Report - Schedule of Gross Carrying Amount Previously Modified Financial Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CLP ($)
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Post Modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Post modification	$ 56,979
Corresponding ECL, Post modification	3,600
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Pre-modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Post modification	57,790
Corresponding ECL, Post modification	16,899
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Post Modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Pre-modification	29,400
Corresponding ECL, Pre-modification	7,525
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Pre-modification [Member]
Schedule of Gross Carrying Amount Previously Modified Financial Assets [Line Items]
Gross carrying amount, Pre-modification	29,389
Corresponding ECL, Pre-modification	$ 3,381